Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Southern Airways Corporation
Other Current Liabilities
Note 9. Other Current Liabilities
Other current liabilities consisted of the following (
in thousands
):

	June 30, 2023	December 31, 2022
Accrued interest	$94	$87
Accrued vendor payables	718	686
Due to MP Enterprises, LLC	418	984
Deferred incentive income related to Marianas	—	678
Collateralized borrowings	2,601	1,316
Insurance premium liability	112	1,395
Accrued major maintenance	536	—
Other	76	370

Total other current liabilities	$4,555	$5,516

Collateralized Borrowings
The Company has a revolving accounts receivable financing arrangement that allows the Company to borrow up to 90% of eligible accounts receivable, as defined, up to a maximum unsettled amount of $5 million. The agreement is secured by a first security interest in all of SAE’s assets and automatically renews annually. The related interest rate is the prime rate plus 1% per annum. Additionally, the Company pays certain ancillary fees associated with each borrowing that vary depending on the borrowed amount and duration, which is no more than 45 days.
During the six months ended June 30, 2023, the Company borrowed a total of $17.3 million under this financing facility, of which $14.7 million was settled through the transfer of pledged receivables and the Company repaid $1.3 million outstanding as of December 31, 2022. Interest expense incurred on these borrowings during the three months ended June 30, 2023 and six months ended June 30, 2023, amounted to $91 thousand and $186 thousand, respectively, and are included in interest expense in the accompanying Condensed Consolidated Statements of Operations.
As of June 30, 2023, and December 31, 2022, the outstanding amount due under this facility amounted to $2.6 million and $1.3 million, respectively. As of June 30, 2023, and December 31, 2022, the Company was in compliance with all covenants.

Note 10. Other Current Liabilities
At December 31, 2022 and 2021, other current liabilities consisted of the following: (
in thousands
):

	December 31,
	2022	2021
Accrued rent	$—	$554
Accrued interest	87	5
Accrued vendor payables	686	512
Due to MP Enterprises, LLC	984	—
Deferred incentive income	678	—
Collateralized borrowings	1,316	—
Insurance premium liability	1,395	794
Other	370	207

Total other current liabilities	$5,516	$2,072

Collateralized Borrowings
The Company has a revolving accounts receivable financing arrangement that allows the Company to borrow up to 90% of eligible accounts receivable, as defined, up to a maximum unsettled amount of $2 million. The agreement is secured by a first security interest in all of SAE’s assets and automatically renews annually. The related interest rate is the prime rate plus 1% per annum. Additionally, the Company pays certain ancillary fees associated with each borrowing that vary depending on the borrowed amount and duration, which is no more than 45 days.
During 2022, the Company borrowed a total of $3.0 million under this financing facility, of which $1.7 million was settled through the transfer of pledged receivables. Interest expense and fees incurred on these borrowings during the year amounted to $32 thousand and are included in interest expense in the accompanying Consolidated Statements of Operations.
As of December 31, 2022 the outstanding amount due under this facility amounted to $1.3 million. There were no outstanding amounts due under this facility as of December 31, 2021. In 2022 and 2021, the Company was in compliance with all covenants.